Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2020	$158,268	$6,309	$3,648	$168,225
Additions (note 5)	3,796	668	29	4,493
Disposals	—	(179)	(362)	(541)
Effect of foreign exchange differences	—	(15)	(9)	(24)
Balance at December 31, 2020	$162,064	$6,783	$3,306	$172,153
Additions	—	114	(1)	113
Disposals	(1,300)	(61)	(33)	(1,394)
Sold - discontinued operations (note 6)	(15,006)	(1,403)	(2,963)	(19,372)
Effect of foreign exchange differences	1	(2)	(19)	(20)
Balance at December 31, 2021	$145,759	$5,431	$290	$151,480

Accumulated amortization
Balance at January 1, 2020	$149,870	$3,039	$1,470	$154,379
Amortization expense	242	289	559	1,090
Disposals	—	(23)	(333)	(356)
Impairments (notes 6, 25)	480	1,072	15	1,567
Effect of foreign exchange differences	—	(12)	(7)	(19)
Balance at December 31, 2020	$150,592	$4,365	$1,704	$156,661
Amortization expense	316	1,248	399	1,963
Disposals	(1,298)	(51)	(34)	(1,383)
Sold - discontinued operations (note 6)	(8,698)	(533)	(1,772)	(11,003)
Impairments (notes 6, 25)	1,389	341	—	1,730
Effect of foreign exchange differences	16	(13)	(7)	(4)
Balance at December 31, 2021	$142,317	$5,357	$290	$147,964

Carrying amounts
At December 31, 2021	$3,442	$74	$—	$3,516
At December 31, 2020	11,472	2,418	1,602	15,492